VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks
Aerospace & Defense — 2.5%
Northrop Grumman Corp.	50,350	$15,233,393
United Technologies Corp.	110,119	10,387,525
		25,620,918
Banks — 11.4%
Bank of America Corp.	916,221	19,451,372
Citigroup, Inc.	446,686	18,814,414
JPMorgan Chase & Co.	465,434	41,903,023
PNC Financial Services Group, Inc. (The)	162,401	15,545,024
Truist Financial Corp.	521,133	16,071,742
Wells Fargo & Co.	190,309	5,461,868
		117,247,443
Beverages — 1.8%
PepsiCo, Inc.	151,559	18,202,236
Building Products — 1.4%
Johnson Controls International PLC	523,094	14,102,614
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	119,360	18,451,862
Chemicals — 5.4%
Dow, Inc.	440,609	12,883,407
FMC Corp.	205,946	16,823,729
Linde PLC (United Kingdom)	146,712	25,381,176
		55,088,312
Communications Equipment — 0.7%
Cisco Systems, Inc.	191,156	7,514,342
Consumer Finance — 1.8%
Capital One Financial Corp.	151,297	7,628,395
SLM Corp.	1,526,236	10,973,637
		18,602,032
Containers & Packaging — 1.0%
Crown Holdings, Inc.*	181,169	10,515,049
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	727,215	21,198,317
Verizon Communications, Inc.	499,296	26,827,174
		48,025,491
Electric Utilities — 2.9%
American Electric Power Co., Inc.	375,731	30,050,965
Electrical Equipment — 0.9%
Emerson Electric Co.	191,213	9,111,299
Entertainment — 1.5%
Walt Disney Co. (The)	162,608	15,707,933
Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities, Inc.(a)	60,257	8,258,824
American Campus Communities, Inc.	284,610	7,897,928
American Tower Corp.	65,299	14,218,857
Boston Properties, Inc.	114,453	10,556,000
		40,931,609
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 2.5%
Walmart, Inc.	223,812	$25,429,519
Food Products — 4.3%
Conagra Brands, Inc.(a)	424,898	12,466,507
Danone SA (France), ADR	694,889	8,849,412
Mondelez International, Inc. (Class A Stock)	453,828	22,727,706
		44,043,625
Health Care Providers & Services — 2.8%
Cigna Corp.	78,956	13,989,424
Laboratory Corp. of America Holdings*	119,427	15,094,379
		29,083,803
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.(a)	78,171	12,925,575
Household Products — 3.9%
Procter & Gamble Co. (The)	259,390	28,532,900
Reckitt Benckiser Group PLC (United Kingdom)	149,619	11,393,611
		39,926,511
Insurance — 4.5%
Chubb Ltd.	204,273	22,815,251
Marsh & McLennan Cos., Inc.	112,756	9,748,884
MetLife, Inc.	452,906	13,845,337
		46,409,472
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	14,567	16,926,126
Media — 1.6%
Comcast Corp. (Class A Stock)	477,658	16,421,882
Multi-Utilities — 3.3%
Ameren Corp.(a)	283,577	20,652,913
Dominion Energy, Inc.	184,366	13,309,381
		33,962,294
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	349,677	25,337,595
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	300,509	10,484,759
Suncor Energy, Inc. (Canada)(a)	598,657	9,458,781
Williams Cos., Inc. (The)	532,531	7,535,314
		52,816,449
Pharmaceuticals — 9.4%
AstraZeneca PLC (United Kingdom), ADR	526,896	23,531,176
Bristol-Myers Squibb Co.	295,491	16,470,668
Eli Lilly & Co.	166,099	23,041,253
Merck & Co., Inc.	190,243	14,637,297
Pfizer, Inc.	581,366	18,975,786
		96,656,180
Road & Rail — 2.0%
Union Pacific Corp.	148,318	20,918,771
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VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.	69,200	$16,407,320
QUALCOMM, Inc.	182,409	12,339,969
Texas Instruments, Inc.	127,540	12,745,072
		41,492,361
Software — 3.2%
Microsoft Corp.	137,059	21,615,575
SAP SE (Germany), ADR(a)	105,922	11,704,381
		33,319,956
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	59,787	5,579,323
Lowe’s Cos., Inc.	165,340	14,227,507
Ross Stores, Inc.	111,763	9,720,028
		29,526,858
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	58,864	14,968,527
Trading Companies & Distributors — 1.1%
United Rentals, Inc.*(a)	111,411	11,464,192

Total Long-Term Investments (cost $880,444,589)		995,464,206
Short-Term Investments — 10.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	31,482,478	31,482,478
PGIM Institutional Money Market Fund (cost $77,281,202; includes $77,226,951 of cash collateral for securities on loan)(b)(w)	77,507,758	77,383,745

Total Short-Term Investments (cost $108,763,680)		108,866,223

TOTAL INVESTMENTS—107.4% (cost $989,208,269)		1,104,330,429

Liabilities in excess of other assets — (7.4)%		(76,499,034)

Net Assets — 100.0%		$1,027,831,395

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,326,586; cash collateral of $77,226,951 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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